WARRANTS (Details) (USD $)	0 Months Ended					3 Months Ended			12 Months Ended					0 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended		3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 23, 2013	Dec. 24, 2013	Oct. 10, 2013	Sep. 10, 2013	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	May 10, 2013	Mar. 19, 2013	Aug. 03, 2013 Note	Dec. 31, 2013 Note	Mar. 31, 2014 Options	Mar. 31, 2013 Options	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2013 Minimum	Mar. 31, 2014 Minimum Options	Dec. 31, 2013 Minimum Options	Sep. 30, 2013 Maximum	Dec. 31, 2013 Maximum	Mar. 31, 2014 Maximum Options	Dec. 31, 2013 Maximum Options	Sep. 30, 2013 James Crawford	Mar. 19, 2013 James Crawford	Jun. 30, 2013 James Crawford	Dec. 31, 2013 James Crawford	Sep. 30, 2013 Nathaniel Bradley	Mar. 19, 2013 Nathaniel Bradley	Jun. 30, 2013 Nathaniel Bradley	Dec. 31, 2013 Nathaniel Bradley	Sep. 30, 2013 Sean Bradley	Mar. 19, 2013 Sean Bradley	Jun. 30, 2013 Sean Bradley	Sep. 30, 2013 Ted O'Donnell	Nov. 16, 2013 Warrants	Mar. 31, 2014 Warrants	Mar. 31, 2013 Warrants	Dec. 31, 2013 Warrants	Dec. 31, 2013 Warrants Options	Dec. 31, 2012 Warrants Options	Nov. 16, 2013 Warrants Options	Mar. 31, 2014 Warrants Minimum	Dec. 31, 2013 Warrants Minimum	May 10, 2013 Warrants Maximum	Mar. 19, 2013 Warrants Maximum	Mar. 31, 2014 Warrants Maximum	Jun. 30, 2013 Warrants Maximum	Dec. 31, 2013 Warrants Maximum
Warrants
Issuance of warrants (in shares)									405,000					20,000	28,400								293,915				95,394	464,593	38,333		103,128	1,696,155	32,500		67,033	1,491,924	28,333	28,360	1,300,000									41,872	3,652,672		99,166	405,000
Release of aggregate due to related party							$ 38,333						$ 913,168
Strike price (in dollars per share)												$ 1.22		$ 0.50	$ 0.40	$ 0.43				$ 0.25				$ 0.60			$ 0.39	$ 0.25	$ 0.50		$ 0.39	$ 0.25	$ 0.50	$ 0.40	$ 0.39	$ 0.25	$ 0.50	$ 0.39	$ 0.01			$ 0.40
Annual vesting percentage																												33.00%				33.00%				33.00%
Value of warrants							38,333		98,851		71,250	51,000	913,168
Significant assumptions used in the valuation
Expected term																		3 years 3 months			2 years 8 months 1 day	1 year 5 months 1 day			2 years 10 months 17 days	3 years 3 months													5 years	3 years 2 months 1 day							1 year 6 months					5 years
Expected volatility (as a percent)																100.00%		100.00%				100.00%				250.00%													100.00%	100.00%							100.00%					250.00%
Risk-free interest rate (as a percent)																		0.00%			1.54%				1.76%														1.68%							1.55%	0.82%			1.76%		1.68%
Expected dividend yield (as a percent)																0.00%		0.00%																					0.00%	0.00%		0.00%
Grant date fair value of options																																													331,287
Stock compensation expense related to the options and warrants						807,356		86,006	430,138	0						306,134	86,006	648,387	11,309																					405,569	0		331,286	0
Number of options exercised	100,000			42,250	142,500											100,000		184,750																									0
Units sold to accredited investors (in shares)		10,088,336	10,088,336				1,092,000		1,142,000
Number of common shares consisted in each unit sold to accredited investor			1				1		1
Term of warrants issued to accredited investor		5 years	3 years				3 years		3 years
Number of common shares that can be purchased against each warrant issued to accredited investor			1				1		1
Exercise price of units (in dollars per share)		$ 0.40	$ 0.40				$ 0.50		$ 0.50
Purchase price of units (in dollars per share)			$ 0.30				$ 0.50		$ 0.50
Warrants to purchase shares			10,888,336						1,142,000					20,000																1,587,290
Face amount of debt														150,000	224,000
Debt discount for warrants issued with debt									13,831					6,930	6,901
Proceeds from sale of units to accredited investors		3,026,500	2,750,092				496,000
Principal amount of debt converted to common shares																																		199,000								199,000
Accrued salary converted amount																																		$ 25,000								$ 25,000
Principal and accrued salary converted to common stock shares																																		746,677								746,677
Principal and accrued salary converted to warrants																																		746,677								746,677